NOTE 4 - RELATED PARTY TRANSACTIONS (Details Narrative)	Jul. 31, 2017 USD ($)
Related Party Transactions [Abstract]
Accrued salaries and wages	$ 384,936
Stock payable related parties	$ 1,929,200